PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 13,498	¥ 87,439	¥ 67,005
Less: Accumulated depreciation	(6,676)	(43,245)	(25,930)
Property and equipment, net	6,822	44,194	41,075
Electronics and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	7,242	46,911	30,972
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,650	10,686	9,642
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 4,606	¥ 29,842	¥ 26,391